Financial instruments: (Details 3) In Thousands, unless otherwise specified	9 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 U.S. dollars USD ($)	Dec. 31, 2011 Euros EUR (€)
Foreign currency risk
Cash and cash equivalents	$ 70,298	$ 148,462	$ 28,311	€ 339
Short-term investments	15,379		11,955
Accounts receivable	55,423	15,934	781
Other assets	2,034		2,446
Accounts payable	55,807	24,765	3,484
Long-term debt	65,577	10,012		7,193
Effect of change in foreign currency exchange rate by 25 basis points on US dollar denominated financial instruments	100
Effect of change in foreign currency exchange rate by 25 basis points on Euro denominated financial instruments	17
Financial instruments subject to exposure to interest rate risk:
Effect of change in interest rate by 50 basis points on net income (loss)	$ 17
Fair value of financial instruments:
Interest rate on notes receivable (as a percent)	12.50%